Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000173018 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
C000173018 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
C000173018 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%	[1]
C000173018 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[1]
C000173018 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%	[1]
C000173018 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%
C000173018 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000173018 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000173018 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000173018 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000180107 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000180107 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[2]
C000180107 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[2]
C000180107 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	65.80%	[2]
C000180107 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[2]
C000180107 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[2]
C000180107 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000180107 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	62.00%
C000180107 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000180107 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000180107 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000193700 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3]
C000193700 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[3]
C000193700 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[3]
C000193700 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	56.90%	[3]
C000193700 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[3]
C000193700 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[3]
C000193700 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000193700 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	42.80%
C000193700 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000193700 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000193700 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000209930 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[4]
C000209930 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[4]
C000209930 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	91.30%	[4]
C000209930 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.80%
C000209930 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000236604 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000236604 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000236604 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000236604 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000236604 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000236604 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236604 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000236604 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000236604 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.10%
C000236604 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000236604 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.70%
C000236604 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000248461 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[5]
C000248461 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[5]
C000248461 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%	[5]
C000248461 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[5]
C000248461 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%	[5]
C000248461 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[5]
C000248461 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%
C000248461 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000248461 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000248461 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000248462 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[6]
C000248462 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[6]
C000248462 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	76.90%	[6]
C000248462 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.80%
C000248462 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000248462 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.10%
C000248462 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.70%
C000248462 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	55.40%
C000248462 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.60%
C000248462 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.30%
C000248462 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.80%
C000248462 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.40%
C000248462 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.20%
C000248462 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248462 [Member] | Contingent Capital Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000248462 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	62.90%
C000248463 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[7]
C000248463 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[7]
C000248463 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[7]
C000248463 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[7]
C000248463 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[7]
C000248463 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	52.60%
C000248463 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000248463 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000248463 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000248463 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000248463 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
C000248464 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%

[1]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[2]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[3]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[4]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc. (“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[5]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[6]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[7]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.